Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance and other claims	$ 11,073	$ 15,008
Advances to suppliers and other assets	11,651	6,946
Prepaid insurances	3,628	2,969
Other	14,112	8,842
Total	$ 40,464	$ 33,765